Summary of significant accounting policies (Details 5) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Component of basic and diluted EPS
Net income (loss) available for common shareholders (A)	$ 2,223,979	$ 2,356,438	$ 813,455
Weighted average outstanding shares of ordinary shares (B)	23,247,874	4,113,700	649,794	649,794
Diluted ordinary shares and ordinary shares equivalents (C)	23,247,874	4,178,208	649,794	649,794
Earnings per share
Basic (A/B)	$ 0.10	$ 0.57	$ 1.25
Diluted (A/C)	$ 0.10	$ 0.56	$ 1.25
Continuing operations
Component of basic and diluted EPS
Net income (loss) available for common shareholders (A)	$ 2,223,979	$ 2,407,790	$ 1,077,302
Earnings per share
Basic (A/B)	$ 0.10	$ 0.59	$ 1.66
Diluted (A/C)	$ 0.10	$ 0.58	$ 1.66
Discontinued operations
Component of basic and diluted EPS
Net income (loss) available for common shareholders (A)	$ 0	$ (51,352)	$ (263,847)
Earnings per share
Basic (A/B)	$ 0	$ (0.01)	$ (0.41)
Diluted (A/C)	$ 0	$ (0.01)	$ (0.41)